Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including its named executive officers. Historically, the Company has typically granted new-hire option awards on or soon after a new hire’s employment start date and promotion option awards on or soon after the employee’s promotion date. Annual refresh employee option grants are typically granted at a regularly scheduled Compensation Committee meeting toward the end of January of each year. The grant date for these annual refresh grants is typically approximately the first trading day following the date of approval, although in the past that timing has deviated for logistical reasons. The Company maintains a written grant policy for its Non-Officer Stock Award Committee ("NOSAC") for grants to employees who are not Section 16 officers and who hold a title below Senior Vice President. This policy provides that option grants shall generally be on the first or fifteenth day of the month (or if such date is not a market trading day, then on the next subsequent trading day), whichever date coincides with or follows the approval of the grant by the NOSAC. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described below under the heading, “Non-Employee Director Compensation Policy.” The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options for new hires, promotions and refresh grants at specified times as described above, the Compensation Committee generally does not take material nonpublic information ("MNPI") into account when determining the timing or terms of stock option awards and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, the Company has typically granted new-hire option awards on or soon after a new hire’s employment start date and promotion option awards on or soon after the employee’s promotion date. Annual refresh employee option grants are typically granted at a regularly scheduled Compensation Committee meeting toward the end of January of each year. The grant date for these annual refresh grants is typically approximately the first trading day following the date of approval, although in the past that timing has deviated for logistical reasons. The Company maintains a written grant policy for its Non-Officer Stock Award Committee ("NOSAC") for grants to employees who are not Section 16 officers and who hold a title below Senior Vice President. This policy provides that option grants shall generally be on the first or fifteenth day of the month (or if such date is not a market trading day, then on the next subsequent trading day), whichever date coincides with or follows the approval of the grant by the NOSAC. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described below under the heading, “Non-Employee Director Compensation Policy.” The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because the Compensation Committee has a practice of generally granting stock options for new hires, promotions and refresh grants at specified times as described above, the Compensation Committee generally does not take material nonpublic information ("MNPI") into account when determining the timing or terms of stock option awards and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
David Chang, M.D., Ph.D.	1/24/2025	1,952,130	$1.94	$2,588,329	-4.66%
Zachary Roberts, M.D., Ph.D.	1/24/2025	614,844	$1.94	$815,222	-4.66%
Geoffrey Parker	1/24/2025	614,844	$1.94	$815,222	-4.66%

Chang [Member]
Awards Close in Time to MNPI Disclosures
Name	David Chang, M.D., Ph.D.
Underlying Securities | shares	1,952,130
Exercise Price | $ / shares	$ 1.94
Fair Value as of Grant Date | $	$ 2,588,329
Underlying Security Market Price Change	(0.0466)
Roberts [Member]
Awards Close in Time to MNPI Disclosures
Name	Zachary Roberts, M.D., Ph.D.
Underlying Securities | shares	614,844
Exercise Price | $ / shares	$ 1.94
Fair Value as of Grant Date | $	$ 815,222
Underlying Security Market Price Change	(0.0466)
Parker [Member]
Awards Close in Time to MNPI Disclosures
Name	Geoffrey Parker
Underlying Securities | shares	614,844
Exercise Price | $ / shares	$ 1.94
Fair Value as of Grant Date | $	$ 815,222
Underlying Security Market Price Change	(0.0466)